Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI USA ETF
November 30. 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
HEICO Corp	1,246	$172,596
HEICO Corp., Class A	2,099	260,696
Howmet Aerospace Inc.	11,091	311,990
		745,282
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	3,784	359,821
Expeditors International of Washington Inc.	4,881	593,627
		953,448
Auto Components — 0.3%
Aptiv PLC(a)	7,772	1,246,240
BorgWarner Inc.	6,890	298,199
Lear Corp.	1 ,71 6	287,928
		1,832,367
Banks — 2.2%
Citizens Financial Group Inc.	12,242	578,679
First Republic Bank/CA	5,079	1,064,863
Huntington Bancshares Inc./OH	42,424	629,572
KeyCorp.	27,478	616,606
PNC Financial Services Group Inc. (The)	12,211	2,405,567
Regions Financial Corp.	27,426	623,942
SVB Financial Group(a)	1,686	1,167,269
Truist Financial Corp	38,352	2,274,657
U.S. Bancorp	40,468	2,239,499
		11,600,654
Beverages — 2.5%
Coca-Cola Co. (The)	117,915	6,184,642
Keurig Dr Pepper Inc.	20,363	692,138
PepsiCo Inc.	39,711	6,345,024
		13,221,804
Biotechnology — 1.9%
Alnylam Pharmaceuticals Inc.(a)	3,415	627,677
Amgen Inc.	16,315	3,244,727
Biogen Inc.(a)	4,282	1,009,439
BioMarin Pharmaceutical Inc.(a)	5,268	454,576
Exact Sciences Corp.(a)	4,940	421,728
Horizon Therapeutics PLC(a)	6,166	639,784
Novavax Inc.(a)	2,033	424,145
Regeneron Pharmaceuticals Inc.(a)	3,020	1,922,320
Vertex Pharmaceuticals Inc.(a)	7,454	1,393,451
		10,137,847
Building Products — 0.9%
A O Smith Corp.	3,827	302,524
Allegion PLC	2,577	318,620
Carrier Global Corp	23,684	1,281,778
Fortune Brands Home & Security Inc.	3,962	398,300
Lennox International Inc.	961	296,968
Masco Corp.	7,101	467,956
Owens Corning	2,963	251,381
Trane Technologies PLC	6,827	1,274,260
		4,591,787
Capital Markets — 4.7%
Ameriprise Financial Inc.	3,268	946,413
Bank of New York Mellon Corp. (The)	23,560	1 ,290,852
Carlyle Group Inc. (The)	4,583	250,644
Cboe Global Markets Inc.	3,063	394,943
Charles Schwab Corp. (The)	41,574	3,217,412
CME Group Inc.	10,319	2,275,546
Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.	1,085	$508,398
Franklin Resources Inc.	8,669	280,876
Intercontinental Exchange Inc.	16,180	2,115,050
Invesco Ltd.	9,942	222,005
MarketAxess Holdings Inc.	1,092	385,137
Moody's Corp.	4,815	1,880,932
Morgan Stanley	39,317	3,728,038
Nasdaq Inc.	3,363	683,462
Northern Trust Corp.	5,688	658,102
Raymond James Financial Inc.	5,321	523,001
S&P Global Inc.	6,924	3,155,474
State Street Corp.	10,505	934,630
T Rowe Price Group Inc.	6,520	1,303,674
		24,754,589
Chemicals — 2.5%
Air Products & Chemicals Inc.	6,360	1,828,118
Albemarle Corp.	3,360	895,406
DuPont de Nemours Inc.	15,028	1 ,111 ,471
FMC Corp.	3,698	370,503
International Flavors & Fragrances Inc.	7,156	1,017,369
Linde PLC	14,837	4,720,243
PPG Industries Inc.	6,820	1,051,439
Sherwin-Williams Co. (The)	7,187	2,380,622
		13,375,171
Commercial Services & Supplies — 1.1%
Cintas Corp.	2,663	1,124,292
Copart Inc.(a)	6,118	888,089
Republic Services Inc.	6,403	846,861
Rollins Inc.	6,362	211,727
Waste Connections Inc.	7,485	995,954
Waste Management Inc.	12,099	1,943,946
		6,010,869
Communications Equipment — 1.8%
Arista Networks Inc.(a)	6,613	820,409
Cisco Systems Inc.	121,081	6,640,082
F5 Inc.(a)	1,733	394,396
Juniper Networks Inc.	9,342	290,816
Motorola Solutions Inc.	4,865	1,231,721
		9,377,424
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,792	723,090
Vulcan Materials Co.	3,812	730,532
		1,453,622
Consumer Finance — 1.0%
Ally Financial Inc.	10,359	474,753
American Express Co.	19,402	2,954,925
Discover Financial Services	8,604	927,941
Synchrony Financial	16,368	733,123
		5,090,742
Containers & Packaging — 0.5%
Avery Dennison Corp.	2,381	488,272
Ball Corp.	9,384	876,935
International Paper Co.	10,668	485,607
Packaging Corp. of America	2,729	356,380
Sealed Air Corp.	4,307	267,551
Westrock Co.	7,672	332,888
		2,807,633

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.3%
Genuine Parts Co.	4,115	$525,650
LKQ Corp.	8,021	448,374
Pool Corp.	1,152	638,346
		1,612,370
Diversified Telecommunication Services — 1.1%
Verizon Communications Inc.	118,953	5,979,767

Electrical Equipment — 0.9%
Eaton Corp. PLC	11,452	1,855,911
Generac Holdings Inc.(a)	1,814	764,130
Plug Power Inc.(a)(b)	14,852	591,852
Rockwell Automation Inc.	3,334	1,120,891
Sensata Technologies Holding PLC(a)	4,550	253,435
Sunrun Inc.(a)	5,029	231,535
		4,817,754
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	17,187	1,384,929
CDW Corp./DE	3,950	747,972
Cognex Corp.	5,077	392,198
Corning Inc.	23,311	864,605
Keysight Technologies Inc.(a)	5,287	1,028,216
TE Connectivity Ltd.	9,424	1 ,450,636
Teledyne Technologies Inc.(a)	1,339	556,073
Trimble Inc.(a)	7,229	620,754
Zebra Technologies Corp., Class A(a)	1,534	903,189
		7,948,572
Entertainment — 0.2%
Electronic Arts Inc.	8,177	1,015,747

Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexandria Real Estate Equities Inc.	4,159	832,091
American Tower Corp.	13,077	3,432,451
Boston Properties Inc.	4,263	459,722
Camden Property Trust	2,890	477,457
Crown Castle International Corp.	12,418	2,255,730
Duke Realty Corp.	10,870	634,047
Equinix Inc.	2,579	2,094,664
Equity Residential	10,221	871,954
Healthpeak Properties Inc.	15,486	508,870
Host Hotels & Resorts Inc.(a)	20,514	322,070
Iron Mountain Inc.	8,317	377,924
Prologis Inc.	21,240	3,201,930
Realty Income Corp.	15,833	1,075,377
Regency Centers Corp.	4,393	304,611
SBA Communications Corp.	3,148	1,082,282
Simon Property Group Inc.	9,442	1,443,115
Ventas Inc.	11,305	530,431
VICI Properties Inc.	17,640	479,808
Welltower Inc.	12,141	966,666
WP Carey Inc.	5,314	405,724
		21,756,924
Food & Staples Retailing — 0.2%
Walgreens Boots Alliance Inc.	21,125	946,400

Food Products — 0.8%
Campbell Soup Co.	5,660	228,268
Conagra Brands Inc.	13,801	421,621
General Mills Inc.	17,419	1,075,972
Hormel Foods Corp.	8,566	354,632
JM Smucker Co. (The)	3,113	393,701
Security	Shares	Value

Food Products (continued)
Kellogg Co.	7,346	$449,428
Kraft Heinz Co. (The)	19,333	649,782
McCormick & Co. Inc./MD, NVS	7,160	614,471
		4,187,875
Health Care Equipment & Supplies — 1.9%
ABIOMED Inc.(a)	1,304	410,473
Align Technology Inc.(a)	2,157	1,319,070
Baxter International Inc.	14,363	1,071,049
Cooper Companies Inc. (The)	1 ,41 5	532,705
DENTSPLY SIRONA Inc.	6,279	306,039
Dexcom Inc.(a)	2,780	1,564,000
Hologic Inc.(a)	7,283	544,259
IDEXX Laboratories Inc.(a)	2,444	1,486,123
Insulet Corp.(a)	1,979	570,823
Novocure Ltd.(a)	2,680	250,955
ResMed Inc.	4,186	1,066,802
STERIS PLC	2,866	626,307
Teleflex Inc.	1,345	400,030
		10,148,635
Health Care Providers & Services — 1.8%
Anthem Inc.	7,005	2,845,641
Centene Corp.(a)	16,752	1,196,260
DaVita Inc.(a)	1,957	184,936
HCA Healthcare Inc.	7,359	1,660,117
Henry Schein Inc.(a)	4,014	285,235
Humana Inc.	3,692	1,549,569
Laboratory Corp. of America Holdings(a)	2,770	790,364
Molina Healthcare Inc.(a)	1,678	478,532
Oak Street Health Inc.(a)	2,768	85,670
Quest Diagnostics Inc.	3,510	521,867
		9,598,191
Health Care Technology — 0.2%
Cerner Corp.	8,493	598,332
Teladoc Health Inc.(a)	4,118	416,947
		1,015,279
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings Inc.(a)	1,180	2,480,183
Darden Restaurants Inc.	3,744	516,485
Domino's Pizza Inc.	1,059	555,064
Hilton Worldwide Holdings Inc.(a)	8,007	1,081,506
McDonald's Corp.	21,457	5,248,382
Starbucks Corp.	33,878	3,714,384
Vail Resorts Inc.	1,157	383,788
Yum! Brands Inc.	8,494	1,043,403
		15,023,195
Household Durables — 0.6%
DR Horton Inc.	9,777	955,213
Garmin Ltd.	4,421	590,380
Newell Brands Inc.	11,000	236,170
NVR Inc.(a)	97	506,858
PulteGroup Inc.	7,457	373,074
Whirlpool Corp.	1,802	392,367
		3,054,062
Household Products — 0.8%
Church & Dwight Co. Inc.	7,055	630,576
Clorox Co. (The)	3,529	574,698
Colgate-Palmolive Co.	23,024	1,727,260

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	9,676	$1,260,880

Industrial Conglomerates — 0.3%		4,193,414
Roper Technologies Inc.	3,029	1,405,910

Insurance — 3.0%
Aflac Inc.	18,308	991,195
Allstate Corp. (The)	8,495	923,576
American International Group Inc.	24,571	1,292,435
Arch Capital Group Ltd.(a)	11,379	459,484
Arthur J Gallagher & Co.	5,940	967,626
Assurant Inc.	1,690	257,049
Chubb Ltd.	12,606	2,262,399
Hartford Financial Services Group Inc. (The)	9,975	659,347
Lincoln National Corp.	5,129	340,207
Marsh & McLennan Companies Inc.	14,556	2,387,475
Principal Financial Group Inc.	7,711	528,820
Progressive Corp. (The)	16,813	1,562,600
Prudential Financial Inc.	11,090	1,134,063
Travelers Companies Inc. (The)	7,168	1,053,338
Willis Towers Watson PLC	3,708	837,415
		15,657,029
Interactive Media & Services — 0.1%
ZoomInfo Technologies Inc., Class A(a)	6,458	398,459

Internet & Direct Marketing Retail — 0.8%
DoorDash Inc., Class A(a)	3,083	551,148
eBay Inc.	18,677	1,259,950
Etsy Inc.(a)	3,637	998,648
MercadoLibre Inc.(a)	1,285	1,527,107
		4,336,853
IT Services — 8.2%
Akamai Technologies Inc.(a)	4,678	527,211
Automatic Data Processing Inc.	12,156	2,806,699
Broadridge Financial Solutions Inc.	3,338	562,687
Cognizant Technology Solutions Corp., Class A	15,101	1,177,576
EPAM Systems Inc.(a)	1,627	990,111
Fidelity National Information Services Inc.	17,747	1,854,561
Fiserv Inc.(a)	17,124	1,652,808
Gartner Inc.(a)	2,403	750,337
GoDaddy Inc., Class A(a)	4,851	340,395
Jack Henry & Associates Inc.	2,127	322,517
Mastercard Inc., Class A	25,311	7,970,940
MongoDB Inc.(a)	1,670	831,827
Okta Inc.(a)	3,593	773,321
Paychex Inc.	9,305	1,109,156
PayPal Holdings Inc.(a)	32,073	5,929,977
Snowflake Inc., Class A(a)	6,052	2,058,588
Square Inc., Class A(a)	11,418	2,378,712
Twilio Inc., Class A(a)	4,796	1,372,375
VeriSign Inc.(a)	2,893	694,060
Visa Inc., Class A	48,489	9,395,714
Western Union Co. (The)	11,675	184,698
		43,684,270
Leisure Products — 0.1%
Hasbro Inc.	3,758	364,188

Life Sciences Tools & Services — 4.1%
Agilent Technologies Inc.	8,706	1,313,735
Avantor Inc.(a)	15,106	596,385
Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Techne Corp.	1,123	$530,090
Danaher Corp.	18,460	5,937,474
Illumina Inc.(a)	4,215	1 ,539,866
IQVIA Holdings Inc.(a)	5,505	1,426,511
Mettler-Toledo International Inc.(a)	664	1,005,382
PerkinElmer Inc.	3,221	586,737
Thermo Fisher Scientific Inc.	11,304	7,153,510
Waters Corp.(a)	1 ,763	578,388
West Pharmaceutical Services Inc.	2,126	941,095
		21,609,173
Machinery — 3.2%
Caterpillar Inc.	15,730	3,041,395
Cummins Inc.	4,126	865,428
Deere & Co.	8,463	2,924,305
Dover Corp.	4,136	677,684
Fortive Corp.	9,782	722,596
IDEX Corp.	2,184	490,505
Illinois Tool Works Inc.	9,050	2,100,957
Ingersoll Rand Inc.	11,644	679,311
Nordson Corp.	1,503	382,048
Otis Worldwide Corp.	11,649	936,580
PACCAR Inc.	9,975	832,115
Parker-Hannifin Corp.	3,709	1,120,341
Pentair PLC	4,766	351,207
Snap-on Inc.	1 ,551	319,366
Stanley Black & Decker Inc.	4,682	818,226
Xylem Inc./NY	5,176	626,865
		16,888,929
Media — 0.2%
Cable One Inc.	156	276,441
Discovery Inc., Class A(a)(b)	4,858	113,046
Discovery Inc., Class C, NVS(a)	9,011	204,640
Interpublic Group of Companies Inc. (The)	11,309	375,346
Sirius XM Holdings Inc.(b)	29,094	177,473
		1,146,946
Metals & Mining — 0.3%
Newmont Corp.	22,960	1,260,963
Steel Dynamics Inc.	5,865	350,727
		1,611,690
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	41,496	336,118

Multiline Retail — 0.9%
Dollar General Corp.	6,703	1,483,374
Target Corp.	14,022	3,419,124
		4,902,498
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	6,696	2,223,541

Pharmaceuticals — 1.9%
Catalent Inc.(a)	4,894	629,662
Elanco Animal Health Inc.(a)	12,232	351,548
Eli Lilly & Co.	23,362	5,794,710
Jazz Pharmaceuticals PLC(a)	1 ,757	210,611
Zoetis Inc.	1 3,61 7	3,023,519
		10,010,050
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	3,884	326,023
Clarivate PLC(a)	10,113	236,037

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
IHS Markit Ltd.	10,880	$1,390,682
Robert Half International Inc.	3,217	357,634
TransUnion	5,502	611,767
Verisk Analytics Inc.	4,404	990,328
		3,912,471
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	9,646	921,868

Road & Rail — 0.3%
AMERCo.	282	198,686
Knight-Swift Transportation Holdings Inc.	4,530	259,342
Old Dominion Freight Line Inc.	2,828	1,004,421
		1,462,449
Semiconductors & Semiconductor Equipment — 10.7%
Advanced Micro Devices Inc.(a)	34,851	5,519,353
Analog Devices Inc.	15,441	2,783,240
Applied Materials Inc.	25,943	3,818,550
Enphase Energy Inc.(a)	3,675	918,750
Entegris Inc.	3,896	569,128
Lam Research Corp.	4,079	2,773,108
Marvell Technology Inc.	23,663	1,684,096
Microchip Technology Inc.	15,747	1,313,772
Micron Technology Inc.	32,345	2,716,980
NVIDIA Corp.(b)	71,829	23,470,844
NXP Semiconductors NV	7,618	1 ,701 ,556
ON Semiconductor Corp.(a)	12,370	759,889
Qorvo Inc.(a)	3,193	466,912
Skyworks Solutions Inc.	4,745	719,627
SolarEdge Technologies Inc.(a)	1,502	492,296
Texas Instruments Inc.	26,525	5,102,614
Xilinx Inc.	7,110	1,624,280
		56,434,995
Software — 21.8%
Adobe Inc.(a)	13,688	9,168,907
ANSYS Inc.(a)	2,507	981,440
Asana Inc., Class A(a)	1,913	198,856
Autodesk Inc.(a)	6,321	1,606,735
Bentley Systems Inc., Class B	5,044	242,062
Bill.com Holdings Inc.(a)	2,146	602,704
Black Knight Inc.(a)	4,500	321,615
Cadence Design Systems Inc.(a)	7,952	1,411,162
Ceridian HCM Holding Inc.(a)	3,875	423,925
Citrix Systems Inc.	3,569	287,055
Coupa Software Inc.(a)	2,113	415,543
Crowdstrike Holdings Inc., Class A(a)	5,438	1,180,807
Datadog Inc., Class A(a)	5,510	982,378
DocuSign Inc.(a)	5,598	1,379,123
Dropbox Inc., Class A(a)	9,060	222,967
Dynatrace Inc.(a)	5,309	333,671
Fair Isaac Corp.(a)	816	288,154
Fortinet Inc.(a)	3,989	1,324,787
Guidewire Software Inc.(a)	2,270	264,092
HubSpot Inc.(a)	1,283	1,035,265
Intuit Inc.	7,851	5,121,207
Microsoft Corp.	205,120	67,810,621
NortonLifeLock Inc.	16,713	415,318
Nuance Communications Inc.(a)	8,585	476,382
Paycom Software Inc.(a)	1,468	642,221
PTC Inc.(a)	3,204	351,094
Security	Shares	Value

Software (continued)
RingCentral Inc., Class A(a)	2,222	$479,908
salesforce.com Inc.(a)	28,128	8,015,355
ServiceNow Inc.(a)	5,692	3,686,708
Splunk Inc.(a)	4,710	569,910
Synopsys Inc.(a)	4,382	1,494,262
Tyler Technologies Inc.(a)	1 ,174	609,282
VMware Inc., Class A	6,017	702,425
Workday Inc., Class A(a)	5,488	1 ,504,974
Zendesk Inc.(a)	3,448	352,075
Zscaler Inc.(a)	2,362	819,543
		115,722,533
Specialty Retail — 3.6%
Advance Auto Parts Inc.	1 ,81 0	399,503
Best Buy Co. Inc.	6,477	692,132
Burlington Stores Inc.(a)	1 ,91 7	561,930
CarMax Inc.(a)	4,681	661,191
Home Depot Inc. (The)	30,322	12,147,297
Ross Stores Inc.	10,261	1,119,373
TJX Companies Inc. (The)	34,551	2,397,839
Tractor Supply Co.	3,285	740,209
Ulta Beauty Inc.(a)	1,484	569,782
		19,289,256
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C(a)	7,976	450,405
Hewlett Packard Enterprise Co.	37,522	538,441
HP Inc.	34,514	1,217,654
NetApp Inc.	6,436	572,032
Seagate Technology Holdings PLC	5,885	604,213
Western Digital Corp.(a)	8,871	513,098
		3,895,843
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	3,401	1,545,448
VF Corp.	9,589	687,819
		2,233,267
Trading Companies & Distributors — 0.4%
Fastenal Co.	1 6,51 3	977,074
United Rentals Inc.(a)	2,080	704,579
WW Grainger Inc.	1 ,272	612,354
		2,294,007
Water Utilities — 0.2%
American Water Works Co. Inc.	5,215	879,093
Total Common Stocks — 99.8%
(Cost: $491,109,906)		528,872,860

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0 06%(c)(d)(e)	4,445,589	4,447,367

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0 00%(c)(d)	1,100,000	$1,100,000
		5,547,367
Total Short-Term Investments — 1.1%
(Cost: $5,547,367)		5,547,367
Total Investments in Securities — 100.9%
(Cost: $496,657,273)		534,420,227
Other Assets, Less Liabilities — (0.9)%		(4,729,238)
Net Assets — 100.0%		$529,690,989

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$603,291	$3,844,209	(a)	$—	$(133)	$—	$4,447,367	4,445,589	$1,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	740,000	360,000	(a)	—	—	—	1,100,000	1,100,000	10		—
					$(133)	$—	$5,547,367		$1,655		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	12/17/21	$913	$1,669

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
November 30, 2021

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$528,872,860	$—	$—	$528,872,860
Money Market Funds	5,547,367	—	—	5,547,367
	$534,420,227	$—	$—	$534,420,227

Derivative financial instruments(a)
Assets
Futures Contracts	$1,669	$—	$—	$1,669

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares